Intangible assets (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Schedule of Finite-Lived Intangible Assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets gross	4,903	4,903
Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,698)	(1,694)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,902)	(4,898)
Total intangible assets subject to amortization, net	1	5
Total intangible assets, net	1	5
Amortization charge for the year to December 31,	4	5

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets gross	4,903	4,903

Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,694)	(1,690)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,898)	(4,894)
Total intangible assets subject to amortization, net	5	9
Total intangible assets, net	5	9
Amortization charge for the year to December 31,	5	604

Intangible Assets - Schedule of Intangible Asset Future Amortization Expense	Future amortization charges are detailed below:
Future estimated aggregate amortization expense
Year	USD'000
2023	1
Total intangible assets subject to amortization, net	1
Future amortization charges are detailed below:
Future estimated aggregate amortization expense
Year	USD'000
2022	4
2023	1
Total intangible assets subject to amortization, net	5